EARNINGS (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Earnings Per Share [Abstract]
Net income (loss)	$ 5,856	$ (264,257)	$ 948,973	$ 320,614	$ 325,584	$ (1,234,576)	$ (132,522)
Weighted-average shares outstanding (in shares)	1,662,105	1,657,227	1,561,623	1,659,349	1,416,798	1,295,518	1,311,500
Income (loss) per common share:
Basic (in dollars per share)	$ 0.00	$ (0.16)	$ 0.61	$ 0.19	$ 0.23	$ (0.95)	$ (0.10)
Diluted (in dollars per share)	$ 0.00	$ (0.16)	$ 0.61	$ 0.19	$ 0.23	$ (0.95)	$ (0.10)